SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding | shares	882,204
Number of options exercisable | shares	202,704
0.01 [Member] | RSUs [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	55,500
Awards outstanding, weighted average remaining contractual life (years)	5 years 10 months 6 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares
Awards exercisable, weighted average exercise price
$9.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 9.85
Number of options outstanding | shares	2,704
Awards outstanding, weighted average remaining contractual life (years)	2 years 2 months 19 days
Awards outstanding, weighted average exercise price per share	$ 9.85
Number of options exercisable | shares	2,704
Awards exercisable, weighted average remaining contractual life (years)	2 years 2 months 19 days
Awards exercisable, weighted average exercise price	$ 9.85
$ 14.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 14.69
Number of options outstanding | shares	20,000
Awards outstanding, weighted average remaining contractual life (years)	2 years 10 months 6 days
Awards outstanding, weighted average exercise price per share	$ 14.69
Number of options exercisable | shares	20,000
Awards exercisable, weighted average remaining contractual life (years)	2 years 10 months 6 days
Awards exercisable, weighted average exercise price	$ 14.69
$ 31.68-36.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	31.68
Exercise price, maximum	$ 36.71
Number of options outstanding | shares	424,000
Awards outstanding, weighted average remaining contractual life (years)	5 years 10 months 10 days
Awards outstanding, weighted average exercise price per share	$ 34.73
Number of options exercisable | shares
Awards exercisable, weighted average exercise price
$ 41.37-42.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	41.37
Exercise price, maximum	$ 42.96
Number of options outstanding | shares	380,000
Awards outstanding, weighted average remaining contractual life (years)	5 years 8 months 19 days
Awards outstanding, weighted average exercise price per share	$ 41.45
Number of options exercisable | shares	180,000
Awards exercisable, weighted average remaining contractual life (years)	3 years 1 month 24 days
Awards exercisable, weighted average exercise price	$ 41.37